American Century Investments®
Quarterly Portfolio Holdings
Select Fund
January 31, 2025

Select Fund - Schedule of Investments
JANUARY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Automobiles — 4.1%
Tesla, Inc.(1)	619,300	250,568,780
Beverages — 0.7%
Constellation Brands, Inc., Class A	222,900	40,300,320
Biotechnology — 1.5%
Biogen, Inc.(1)	51,400	7,398,002
Regeneron Pharmaceuticals, Inc.(1)	88,200	59,356,836
Vertex Pharmaceuticals, Inc.(1)	56,600	26,131,088
		92,885,926
Broadline Retail — 8.0%
Amazon.com, Inc.(1)	2,070,600	492,140,208
Capital Markets — 0.9%
MSCI, Inc.	95,700	57,110,889
Commercial Services and Supplies — 0.4%
Veralto Corp.	216,200	22,352,918
Consumer Finance — 0.6%
American Express Co.	123,900	39,332,055
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	110,500	108,276,740
Energy Equipment and Services — 0.6%
ChampionX Corp.	1,364,800	39,087,872
Entertainment — 1.1%
Electronic Arts, Inc.	91,300	11,221,683
Walt Disney Co.	393,500	44,489,110
Warner Bros Discovery, Inc.(1)	1,152,200	12,028,968
		67,739,761
Financial Services — 5.4%
Mastercard, Inc., Class A	464,500	257,997,235
PayPal Holdings, Inc.(1)	289,200	25,617,336
Visa, Inc., Class A	137,100	46,860,780
		330,475,351
Health Care Equipment and Supplies — 1.4%
Boston Scientific Corp.(1)	701,100	71,764,596
Stryker Corp.	41,400	16,199,406
		87,964,002
Health Care Providers and Services — 1.1%
UnitedHealth Group, Inc.	121,200	65,749,788
Hotels, Restaurants and Leisure — 0.7%
Airbnb, Inc., Class A(1)	327,300	42,931,941
Insurance — 1.1%
Progressive Corp.	283,700	69,915,028
Interactive Media and Services — 16.6%
Alphabet, Inc., Class A	1,656,400	337,938,728
Alphabet, Inc., Class C	1,291,300	265,491,280
Meta Platforms, Inc., Class A	609,200	419,848,456
		1,023,278,464
Life Sciences Tools and Services — 1.1%
Danaher Corp.	85,700	19,088,818
Mettler-Toledo International, Inc.(1)	37,200	50,757,168
		69,845,986
Machinery — 1.4%
Graco, Inc.	293,100	24,670,227
Lincoln Electric Holdings, Inc.	101,700	20,215,926

Middleby Corp.(1)	107,100	18,329,094
Otis Worldwide Corp.	263,400	25,133,628
		88,348,875
Pharmaceuticals — 2.0%
Eli Lilly & Co.	150,200	121,824,216
Professional Services — 1.4%
Broadridge Financial Solutions, Inc.	214,700	51,145,834
UL Solutions, Inc., Class A	462,200	24,917,202
Verisk Analytics, Inc.	43,200	12,417,408
		88,480,444
Semiconductors and Semiconductor Equipment — 15.9%
Analog Devices, Inc.	422,100	89,438,769
Broadcom, Inc.	438,500	97,026,895
KLA Corp.	104,700	77,293,728
NVIDIA Corp.	5,150,999	618,480,570
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	397,200	83,141,904
Texas Instruments, Inc.	58,400	10,781,224
		976,163,090
Software — 17.5%
Adobe, Inc.(1)	223,300	97,682,585
AppLovin Corp., Class A(1)	143,200	52,925,288
Atlassian Corp., Class A(1)	123,800	37,979,364
Crowdstrike Holdings, Inc., Class A(1)	164,400	65,442,708
Manhattan Associates, Inc.(1)	262,600	54,775,734
Microsoft Corp.	1,070,000	444,114,200
Roper Technologies, Inc.	205,200	118,123,380
Salesforce, Inc.	433,800	148,229,460
Zscaler, Inc.(1)	290,700	58,892,913
		1,078,165,632
Specialized REITs — 0.5%
Equinix, Inc.	36,400	33,257,224
Specialty Retail — 3.1%
Burlington Stores, Inc.(1)	149,000	42,305,570
Lowe's Cos., Inc.	308,300	80,170,332
TJX Cos., Inc.	543,800	67,860,802
		190,336,704
Technology Hardware, Storage and Peripherals — 10.7%
Apple, Inc.	2,780,200	656,127,200
Textiles, Apparel and Luxury Goods — 0.1%
NIKE, Inc., Class B	85,700	6,590,330
TOTAL COMMON STOCKS (Cost $2,140,452,374)		6,139,249,744
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	58,743	58,743
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 3/31/26, valued at $2,609,155), in a joint trading account at 4.29%, dated 1/31/25, due 2/3/25 (Delivery value $2,557,594)		2,556,680
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 9/30/27, valued at $18,493,700), at 4.33%, dated 1/31/25, due 2/3/25 (Delivery value $18,137,542)		18,131,000
		20,687,680
TOTAL SHORT-TERM INVESTMENTS (Cost $20,746,423)		20,746,423
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,161,198,797)		6,159,996,167
OTHER ASSETS AND LIABILITIES — 0.0%		(1,134,462)
TOTAL NET ASSETS — 100.0%		$6,158,861,705

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$6,139,249,744	—	—
Short-Term Investments	58,743	$20,687,680	—
	$6,139,308,487	$20,687,680	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.